Debt	9 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
Debt
Note 5: Debt
The components of debt at September 30, 2023 and December 31, 2022 are as follows (in thousands):

	As of September 30,	As of December 31,
	2023	2022
4.60% Senior Notes due to related party due 2024	$37,180	$39,454

Total debt	37,180	39,454
Less: Short-term debt	37,180	—

Total Long-term debt	$—	$39,454
4.60% Senior Notes due to related party due 2024
The 4.60% Senior Notes due to related party, which collectively total KRW100 billion (US$74 million) at inception, accrue 4.60% interest quarterly on the outstanding principal amount until maturity. Interest and principal are due in full at maturity (May 27, 2024).